Condensed Consolidated Statements of Comprehensive Income (deficit) (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 6,826	$ 5,917	$ 1,604
Cumulative translation adjustments	1,187	12	(390)
Available-for-sale securities
Gross balance as of the period/year end	(1)	7	6
Tax (expense) benefit		(5)	(4)
Unrealized gain (loss) - available-for-sale securities, net	(1)	2	2
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	183	(306)	206
Tax (expense) benefit	(63)	93	(68)
Surplus (deficit) accrued pension plan, net	120	(213)	138
Cash flow hedge
Gross balance as of the period	14	(190)	3
Tax (expense) benefit	(9)	57	(26)
Cash flow hedge, net	5	(133)	(23)
Total comprehensive income attributable to Company's stockholders	8,137	5,585	1,331
Noncontrolling interests:
Net income (loss) attributable to noncontrolling interests	(52)	131	(29)
Cumulative translation adjustments	14	(85)	(11)
Cash flow hedge	1	5	4
Total comprehensive income (deficit) attributable to Noncontrolling interests	(37)	51	(36)
Total comprehensive income	$ 8,100	$ 5,636	$ 1,295